Biological Assets - Changes in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Reconciliation of changes in biological assets [abstract]
Balance, beginning of period	$ 23,827	$ 22,690
Production costs capitalized	71,326	85,766
Biological assets acquired through business combinations (Note 12)	4,470	0
Sale of biological assets	(18,645)	(39,218)
Impairment related to discontinued operations	0	(1,126)
Foreign currency translation	(234)	(3)
Changes in fair value less cost to sell due to biological transformation	34,129	134,588
Transferred to inventory upon harvest	(92,183)	(159,923)
Balance, end of period	$ 22,690	$ 42,774